Other (income) expense, net, operating and Other expense (income), net (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Other Operating Income (Expense), Net [Abstract]
Litigation (income) expense			$ 3,967	$ (7)	$ 92
Royalty income	$ (7)	$ (7)	(100)	(39)	(89)
Other	1	0	4	23	12
Total Other (income) expense, net, operating	(17)	(5)	3,871	(23)	15	$ 3,871
Other Nonoperating Income (Expense) [Abstract]
Currency losses on transactions	16	(7)		42	20	40
Other	(15)	(6)		(4)	(25)	(3)
Total Other expense (income), net	$ 31	$ (1)	$ 37	$ 38	(5)	37
Brazil VAT
Other Operating Income (Expense), Net [Abstract]
Litigation (income) expense					(74)
Talc-Related Costs
Other Operating Income (Expense), Net [Abstract]
Litigation (income) expense					$ (154)	$ (4,029)